UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2890

Fidelity Phillips Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Government Cash Reserves Semi-Annual Report May 31, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/18
1 - 7	51.8
8 - 30	30.9
31 - 60	6.9
61 - 90	3.3
91 - 180	7.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2018
U.S. Treasury Debt	10.6%
U.S. Government Agency Debt	42.6%
Repurchase Agreements	47.6%
Net Other Assets (Liabilities)*	(0.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

5/31/18
Fidelity® Government Cash Reserves	1.44%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 10.6%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 10.6%
U.S. Treasury Bills
6/21/18 to 11/23/18	1.49 to 2.10%	$10,839,020	$10,784,358
U.S. Treasury Notes
6/30/18 to 1/31/20	1.69 to 2.04 (b)	3,059,310	3,058,436
TOTAL U.S. TREASURY DEBT
(Cost $13,842,794)			13,842,794

U.S. Government Agency Debt - 42.6%
Federal Agencies - 42.6%
Federal Farm Credit Bank
6/11/18 to 5/6/19	1.83 to 2.08 (b)(c)	378,000	378,038
Federal Home Loan Bank
6/1/18 to 7/11/19	1.52 to 2.21 (b)	55,218,540	55,185,913
Freddie Mac
6/22/18	1.75	18,000	17,993
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $55,581,944)			55,581,944

U.S. Government Agency Repurchase Agreement - 15.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 1.79% dated 5/31/18 due 6/1/18 Collateralized by (U.S. Government Obligations) #	$7,101,999	$7,101,646
With:
Barclays Bank PLC at:
1.72%, dated 5/25/18 due 6/1/18
(Collateralized by U.S. Government Obligations valued at $372,424,514, 2.50% - 6.50%, 4/20/26 - 3/15/48)	365,122	365,000
(Collateralized by U.S. Government Obligations valued at $186,212,257, 3.50%, 2/20/47)	182,561	182,500
1.73%, dated 5/30/18 due 6/6/18 (Collateralized by U.S. Government Obligations valued at $371,315,684, 3.50% - 4.00%, 6/20/45 - 3/15/48)	364,122	364,000
1.79%, dated 5/31/18 due:
6/1/18 (Collateralized by U.S. Government Obligations valued at $184,629,180, 3.50%, 2/20/47)	181,009	181,000
6/7/18 (Collateralized by U.S. Government Obligations valued at $155,047,709, 3.50%, 2/20/47 - 1/20/48)	152,053	152,000
BMO Capital Markets Corp. at 1.79%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Government Obligations valued at $64,263,196, 3.00% - 5.00%, 3/1/38 - 5/1/48)	63,003	63,000
BMO Harris Bank NA at 1.79%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Government Obligations valued at $64,263,195, 1.14% - 5.50%, 10/3/18 - 5/1/48)	63,003	63,000
BNP Paribas, SA at:
1.94%, dated 5/25/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $281,583,677, 0.00% - 7.25%, 5/15/21 - 11/15/47)	275,388	274,000
1.95%, dated:
5/18/18 due 6/7/18 (Collateralized by U.S. Government Obligations valued at $94,114,784, 0.00% - 6.63%, 2/15/21 - 10/1/47)	92,252	91,800
5/21/18 due 6/7/18 (Collateralized by U.S. Government Obligations valued at $93,808,846, 0.00% - 8.00%, 6/2/22 - 2/20/48)	92,252	91,800
5/23/18 due 6/7/18 (Collateralized by U.S. Government Obligations valued at $510,746,304, 0.00% - 7.49%, 1/31/19 - 3/15/59)	502,438	500,000
Citibank NA at:
1.74%, dated 5/29/18 due 6/5/18 (Collateralized by U.S. Treasury Obligations valued at $92,885,864, 0.38% - 4.75%, 12/31/18 - 2/15/47)	91,031	91,000
1.75%, dated 5/29/18 due 6/5/18 (Collateralized by U.S. Treasury Obligations valued at $558,295,733, 0.00% - 8.50%, 6/30/18 - 10/20/67)	547,186	547,000
Credit Suisse AG, New York at 1.8%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $186,429,156, 0.00% - 8.50%, 6/1/21 - 8/15/35)	181,009	181,000
HSBC Securities, Inc. at 1.77%, dated 5/31/18 due 6/7/18 (Collateralized by U.S. Government Obligations valued at $1,211,760,489, 3.00% - 6.50%, 5/1/22 - 2/1/48)	1,188,409	1,188,000
ING Financial Markets LLC at:
1.73%, dated 5/25/18 due 6/1/18
(Collateralized by U.S. Government Obligations valued at $111,217,400, 2.00% - 7.00%, 9/1/25 - 5/1/48)	109,037	109,000
(Collateralized by U.S. Government Obligations valued at $74,485,048, 3.00% - 5.00%, 7/1/26 - 4/1/48)	73,025	73,000
1.75%, dated:
4/11/18 due 6/14/18 (Collateralized by U.S. Government Obligations valued at $191,212,877, 3.00% - 4.50%, 2/1/27 - 6/1/47)	187,582	187,000
4/12/18 due 6/15/18 (Collateralized by U.S. Government Obligations valued at $152,349,396, 2.50% - 4.00%, 3/1/33 - 5/1/48)	149,464	149,000
1.76%, dated 4/2/18 due 6/4/18 (Collateralized by U.S. Government Obligations valued at $135,034,951, 3.50% - 4.00%, 7/25/39 - 6/1/47)	132,407	132,000
1.85%, dated 5/1/18 due 7/3/18 (Collateralized by U.S. Government Obligations valued at $102,162,492, 2.50% - 4.50%, 10/1/30 - 5/1/48)	100,324	100,000
Merrill Lynch, Pierce, Fenner & Smith at 1.74%, dated 4/2/18 due 6/4/18 (Collateralized by U.S. Government Obligations valued at $576,769,295, 4.00% - 4.37%, 6/20/47 - 11/25/47)	565,542	563,825
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.81%, dated 5/8/18 due:
7/6/18 (Collateralized by U.S. Government Obligations valued at $246,116,623, 0.00% - 6.05%, 7/1/24 - 1/20/68)	241,715	241,000
7/9/18 (Collateralized by U.S. Government Obligations valued at $207,309,853, 0.00% - 5.50%, 11/1/23 - 6/1/48)	203,633	203,000
1.84%, dated 5/14/18 due:
7/13/18 (Collateralized by U.S. Government Obligations valued at $319,553,719, 0.00% - 5.00%, 7/1/24 - 10/20/65)	313,960	313,000
7/16/18 (Collateralized by U.S. Government Obligations valued at $263,402,107, 0.00% - 6.00%, 1/1/24 - 6/15/59)	258,831	258,000
1.85%, dated:
5/15/18 due 7/16/18 (Collateralized by U.S. Government Obligations valued at $93,921,980, 2.16% - 5.00%, 10/1/23 - 6/1/48)	92,293	92,000
5/16/18 due 7/17/18 (Collateralized by U.S. Government Obligations valued at $187,834,315, 2.16% - 7.00%, 4/1/21 - 4/20/68)	184,586	184,000
1.86%, dated 5/18/18 due 7/20/18 (Collateralized by U.S. Government Obligations valued at $239,873,383, 0.00% - 4.50%, 4/1/24 - 5/1/48)	235,765	235,000
1.89%, dated 5/23/18 due 7/23/18 (Collateralized by U.S. Government Obligations valued at $186,748,197, 0.00% - 5.00%, 8/1/19 - 11/20/65)	183,586	183,000
MUFG Securities (Canada), Ltd. at 1.8%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Government Obligations valued at $11,220,616, 2.13% - 3.50%, 8/31/20 - 4/20/48)	11,001	11,000
Nomura Securities International, Inc. at 1.74%, dated 5/29/18 due 6/5/18 (Collateralized by U.S. Government Obligations valued at $1,946,442,195, 0.00% - 9.00%, 6/15/18 - 4/20/68)	1,908,646	1,908,000
RBC Dominion Securities at 1.72%, dated 5/3/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $207,406,256, 0.13% - 5.00%, 4/15/19 - 11/20/47)	203,281	203,000
RBC Financial Group at:
1.7%, dated:
4/5/18 due 6/4/18 (Collateralized by U.S. Government Obligations valued at $144,066,987, 2.11% - 4.50%, 3/1/25 - 1/1/57)	141,224	140,825
4/6/18 due 6/5/18 (Collateralized by U.S. Government Obligations valued at $325,435,491, 1.50% - 6.50%, 11/25/25 - 1/1/57)	318,901	318,000
1.73%, dated 4/2/18 due 6/1/18 (Collateralized by U.S. Government Obligations valued at $102,294,100, 2.94% - 4.50%, 1/1/27 - 1/1/57)	100,288	100,000
1.86%, dated 5/9/18 due 6/7/18 (Collateralized by U.S. Government Obligations valued at $513,723,825, 1.50% - 7.00%, 5/1/25 - 1/1/57)	504,585	503,000
1.88%, dated 4/30/18 due 6/7/18 (Collateralized by U.S. Government Obligations valued at $290,632,078, 2.11% - 6.97%, 1/1/19 - 1/1/57)	285,350	284,000
Societe Generale at 1.74%, dated 5/30/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $1,225,138,429, 0.75% - 3.63%, 10/31/18 - 11/15/26)	1,201,406	1,201,000
Sumitomo Mitsui Trust Bank Ltd. at:
1.81%, dated:
5/2/18 due 6/6/18 (Collateralized by U.S. Government Obligations valued at $139,987,593, 4.50%, 4/20/48)	137,241	137,000
5/7/18 due 6/7/18 (Collateralized by U.S. Government Obligations valued at $51,137,312, 2.00% - 3.50%, 1/15/21 - 3/20/46)	50,088	50,000
5/8/18 due 6/7/18 (Collateralized by U.S. Government Obligations valued at $51,136,833, 2.00% - 3.50%, 1/15/21 - 3/20/46)	50,088	50,000
1.82%, dated 5/11/18 due 6/7/18 (Collateralized by U.S. Government Obligations valued at $157,407,084, 3.00%, 6/20/46)	154,272	154,000
1.85%, dated 5/15/18 due 6/7/18 (Collateralized by U.S. Government Obligations valued at $161,925,962, 3.00% - 4.50%, 6/20/46 - 4/20/48)	158,741	158,456
1.87%, dated 5/18/18 due 6/7/18 (Collateralized by U.S. Government Obligations valued at $157,535,740, 3.00%, 11/20/46)	154,530	154,250
1.9%, dated 5/22/18 due 6/7/18 (Collateralized by U.S. Government Obligations valued at $159,311,056, 3.00%, 11/20/46)	156,288	156,000
1.93%, dated 5/29/18 due 6/7/18 (Collateralized by U.S. Government Obligations valued at $156,219,759, 4.00%, 6/20/47)	153,287	153,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $20,141,102)		20,141,102

U.S. Treasury Repurchase Agreement - 32.1%
With:
Barclays Bank PLC at:
1.72%, dated 5/30/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $339,910,906, 0.00% - 8.88%, 7/5/18 - 5/15/48)	332,111	332,000
1.78%, dated 5/31/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $143,831,737, 0.00% - 4.75%, 10/11/18 - 5/15/46)	141,049	141,000
BMO Harris Bank NA at:
1.7%, dated 4/13/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $175,048,758, 2.13% - 3.13%, 11/30/23 - 8/15/46)	170,490	170,000
1.72%, dated:
4/26/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $174,161,633, 2.50% - 3.13%, 8/15/44 - 8/15/47)	169,396	169,000
5/31/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $256,731,269, 2.50% - 3.13%, 5/15/42 - 2/15/45)	249,167	249,000
1.73%, dated:
4/2/18 due 6/5/18 (Collateralized by U.S. Treasury Obligations valued at $348,656,545, 2.25% - 3.88%, 2/15/20 - 8/15/44)	341,046	340,000
5/10/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $173,420,147, 1.50% - 3.63%, 8/31/18 - 8/15/43)	169,284	169,000
1.76%, dated 5/18/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $172,743,103, 1.75% - 3.75%, 11/30/21 - 8/15/44)	168,255	168,000
1.77%, dated 5/18/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $86,996,477, 2.25%, 2/15/27)	84,136	84,000
1.8%, dated 4/20/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $175,424,736, 2.50% - 3.13%, 8/15/44 - 2/15/46)	170,646	170,000
1.82%, dated:
4/17/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $121,952,105, 2.75%, 2/15/19)	119,523	119,000
4/19/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $87,290,063, 2.75%, 2/15/19)	85,365	85,000
4/30/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $137,423,906, 1.00% - 1.63%, 9/15/18 - 8/31/22)	134,454	134,000
5/2/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $172,457,815, 1.38% - 3.13%, 2/15/19 - 8/15/44)	169,521	169,000
1.83%, dated 5/2/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $103,501,092, 1.25% - 1.50%, 9/30/18 - 10/31/21)	101,334	101,000
1.84%, dated:
4/20/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $105,690,044, 3.75%, 8/15/41)	102,273	101,800
4/23/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $70,993,094, 2.13% - 3.50%, 2/29/24 - 2/15/39)	68,306	68,000
1.85%, dated 5/11/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $86,065,435, 4.00%, 8/15/18)	84,263	84,000
1.88%, dated 5/16/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $86,337,410, 2.00%, 2/15/22)	84,272	84,000
1.95%, dated 5/24/18 due 6/7/18
(Collateralized by U.S. Treasury Obligations valued at $258,331,649, 3.13% - 3.63%, 2/15/43 - 8/15/44)	252,237	251,000
(Collateralized by U.S. Treasury Obligations valued at $86,240,860, 1.38%, 3/31/20)	84,414	84,000
BNP Paribas, SA at:
1.7%, dated 4/12/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $346,806,667, 1.13% - 8.13%, 2/15/19 - 11/15/47)	338,974	338,000
1.71%, dated 4/10/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $349,101,967, 1.44% - 7.25%, 1/31/20 - 8/15/47)	341,001	340,000
1.72%, dated:
4/4/18 due 6/5/18 (Collateralized by U.S. Treasury Obligations valued at $348,694,409, 0.00% - 7.50%, 8/16/18 - 11/15/47)	341,835	340,825
5/9/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $171,766,909, 2.00% - 6.88%, 2/28/23 - 11/15/45)	168,241	168,000
5/30/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $544,092,978, 0.75% - 3.75%, 7/15/19 - 5/15/47)	533,178	533,000
1.73%, dated:
4/2/18 due 6/4/18 (Collateralized by U.S. Treasury Obligations valued at $348,127,235, 0.00% - 7.50%, 7/12/18 - 11/15/47)	341,029	340,000
5/8/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $173,010,105, 1.13% - 8.50%, 2/15/20 - 5/15/47)	169,043	168,800
5/10/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $346,221,957, 0.00% - 8.50%, 7/31/18 - 8/15/47)	338,368	337,800
5/11/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $517,037,094, 1.38% - 7.50%, 4/30/20 - 8/15/47)	504,775	504,000
1.75%, dated 3/15/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $693,227,998, 0.00% - 7.50%, 7/12/18 - 5/15/47)	675,944	673,000
1.77%, dated 3/16/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $172,928,026, 1.38% - 8.50%, 2/15/19 - 8/15/44)	169,597	168,850
1.8%, dated 4/27/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $517,362,025, 0.00% - 8.75%, 10/15/18 - 2/15/48)	506,540	505,000
1.82%, dated 5/2/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $171,619,931, 0.00% - 7.63%, 6/15/18 - 5/15/43)	168,518	168,000
1.84%, dated:
5/7/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $522,221,132, 1.13% - 8.50%, 10/31/18 - 5/15/47)	509,435	507,800
5/8/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $431,235,116, 0.00% - 7.50%, 7/31/18 - 2/15/48)	422,356	421,000
1.85%, dated 5/9/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $171,562,614, 1.44% - 6.75%, 1/31/20 - 11/15/28)	168,544	168,000
1.86%, dated 4/26/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $345,658,834, 0.00% - 8.75%, 7/12/18 - 11/15/46)	339,572	338,000
1.87%, dated 5/15/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $172,807,316, 1.00% - 8.50%, 9/30/19 - 2/15/46)	168,480	168,000
1.88%, dated:
5/14/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $602,166,126, 0.00% - 8.50%, 7/12/18 - 8/15/47)	590,057	588,000
5/15/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $514,158,455, 0.00% - 9.00%, 7/19/18 - 8/15/47)	504,629	503,000
1.89%, dated:
5/15/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $171,515,655, 0.00% - 8.75%, 7/12/18 - 2/15/48)	168,582	168,000
5/17/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $343,565,666, 1.13% - 6.88%, 7/31/19 - 5/15/47)	336,108	335,000
1.94%, dated:
5/18/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $170,468,950, 1.63% - 8.50%, 2/15/20 - 11/15/45)	167,819	167,000
5/21/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $341,415,675, 0.00% - 6.63%, 6/14/18 - 2/15/45)	335,638	334,000
1.95%, dated 5/22/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $340,981,524, 1.13% - 7.50%, 4/30/20 - 11/15/46)	335,701	334,000
Commerz Markets LLC at:
1.74%, dated 5/30/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $251,004,995, 1.25% - 3.63%, 12/15/18 - 8/15/46)	246,083	246,000
1.75%, dated 5/29/18 due 6/5/18 (Collateralized by U.S. Treasury Obligations valued at $251,978,519, 0.00% - 7.63%, 8/15/18 - 2/15/46)	247,084	247,000
1.8%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,746,952,685, 0.75% - 7.63%, 8/15/18 - 8/15/46)	1,712,086	1,712,000
1.81%, dated 5/31/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $414,146,911, 1.25% - 3.63%, 12/31/18 - 2/15/46)	406,143	406,000
Credit AG at 1.73%, dated 5/30/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $338,672,638, 1.38% - 1.86%, 4/30/20 - 9/30/23)	332,112	332,000
Deutsche Bank AG at:
1.78%, dated 5/31/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $231,476,775, 1.25% - 8.13%, 2/15/19 - 5/15/46)	226,078	226,000
1.79%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $592,649,480, 0.75% - 4.00%, 8/15/18 - 5/15/23)	581,029	581,000
Deutsche Bank Securities, Inc. at:
1.74%, dated 5/29/18 due 6/5/18 (Collateralized by U.S. Treasury Obligations valued at $252,521,545, 1.25% - 2.75%, 2/28/20 - 8/15/42)	247,084	247,000
1.78%, dated 5/31/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $231,208,918, 0.00% - 3.00%, 6/7/18 - 2/15/48)	226,078	226,000
1.79%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $292,754,607, 1.25% - 2.00%, 2/28/20 - 5/31/21)	287,014	287,000
1.8%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $180,549,039, 1.38% - 2.00%, 8/31/20 - 10/31/22)	177,009	177,000
Fixed Income Clearing Corp. - BNYM at:
1.78%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $6,456,600,062, 0.13% - 3.13%, 1/31/19 - 5/15/47)	6,330,313	6,330,000
1.79%, dated 5/31/18 due 6/1/18
(Collateralized by U.S. Treasury Obligations valued at $460,020,060, 2.00% - 2.75%, 5/31/23 - 2/15/25)	451,022	451,000
(Collateralized by U.S. Treasury Obligations valued at $1,310,700,076, 2.00% - 3.13%, 12/31/22 - 8/15/44)	1,285,064	1,285,000
(Collateralized by U.S. Treasury Obligations valued at $906,780,015, 1.13% - 2.88%, 2/28/19 - 8/15/27)	889,044	889,000
Goldman Sachs & Co. at 1.72%, dated 5/25/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $335,692,263, 1.25% - 1.86%, 8/31/19 - 4/30/20)	329,110	329,000
HSBC Securities, Inc. at:
1.77%, dated 5/31/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $501,506,098, 0.75% - 8.13%, 7/31/18 - 5/15/48)	491,169	491,000
1.79%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $253,337,050, 2.75%, 2/15/24)	246,012	246,000
ING Financial Markets LLC at:
1.73%, dated 5/30/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $102,024,294, 0.75% - 6.63%, 2/28/19 - 2/15/48)	100,034	100,000
1.79%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $439,327,685, 1.25% - 2.00%, 3/31/19 - 6/30/24)	431,021	431,000
Lloyds Bank PLC at:
1.74%, dated:
3/12/18 due 6/20/18 (Collateralized by U.S. Treasury Obligations valued at $241,670,887, 1.38% - 6.75%, 9/15/20 - 11/15/27)	237,141	236,000
3/15/18 due:
6/13/18 (Collateralized by U.S. Treasury Obligations valued at $172,930,942, 2.63%, 11/15/20)	169,635	168,900
6/15/18 (Collateralized by U.S. Treasury Obligations valued at $173,096,893, 2.63% - 6.75%, 8/15/20 - 8/15/26)	169,751	169,000
1.84%, dated 4/16/18 due 7/18/18 (Collateralized by U.S. Treasury Obligations valued at $206,498,247, 1.00% - 6.75%, 11/30/19 - 8/15/26)	202,960	202,000
1.85%, dated 3/21/18 due 6/21/18 (Collateralized by U.S. Treasury Obligations valued at $344,247,719, 6.00% - 6.75%, 2/15/26 - 8/15/26)	337,589	336,000
1.91%, dated 5/2/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $85,743,220, 1.00% - 6.00%, 11/30/19 - 2/15/26)	84,410	84,000
1.92%, dated 4/24/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $172,740,790, 0.75% - 1.50%, 2/15/19 - 4/15/20)	169,946	169,000
1.93%, dated 4/26/18 due 8/15/18 (Collateralized by U.S. Treasury Obligations valued at $85,923,677, 2.25% - 2.63%, 11/15/20 - 11/15/24)	84,500	84,000
1.98%, dated 5/21/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,256,819, 1.25%, 3/31/19)	13,078	13,000
2%, dated 5/29/18 due 9/19/18 (Collateralized by U.S. Treasury Obligations valued at $191,961,278, 6.00%, 2/15/26)	189,180	188,000
Mizuho Securities U.S.A., Inc. at:
1.78%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,502,596,238, 1.25% - 2.88%, 12/31/18 - 11/15/25)	1,474,073	1,474,000
1.81%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $165,358,802, 2.25%, 11/15/27)	162,008	162,000
MUFG Securities (Canada), Ltd. at 1.79%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $658,952,764, 1.38% - 3.63%, 9/30/19 - 8/15/27)	646,032	646,000
MUFG Securities EMEA PLC at:
1.72%, dated:
5/25/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $246,728,344, 1.63% - 3.00%, 10/31/22 - 2/15/47)	241,138	241,000
5/30/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $74,385,358, 2.25%, 8/15/27)	73,052	73,000
1.73%, dated:
5/9/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $213,203,972, 2.38% - 2.63%, 11/15/20 - 5/15/27)	209,331	209,000
5/10/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $183,611,279, 1.25% - 2.63%, 2/29/20 - 11/15/20)	180,277	180,000
5/11/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $147,364,029, 2.63%, 11/15/20)	144,194	144,000
1.74%, dated 5/17/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $43,247,760, 2.00% - 2.25%, 3/31/20 - 8/15/25)	42,043	42,000
1.78%, dated 5/22/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $145,755,401, 1.50% - 2.75%, 12/31/20 - 11/15/25)	143,198	143,000
1.8%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $126,852,337, 1.38% - 8.75%, 9/30/18 - 11/15/25)	124,006	124,000
1.84%, dated:
5/29/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,049,587, 1.00% - 2.38%, 3/15/19 - 12/31/24)	34,054	34,000
5/30/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $45,320,315, 2.50%, 5/15/46)	44,067	44,000
1.85%, dated 5/4/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $34,923,309, 1.38% - 2.25%, 9/30/20 - 11/15/27)	34,121	34,000
1.86%, dated 5/9/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,024,624, 3.00%, 5/15/47)	34,121	34,000
1.88%, dated 5/11/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $56,440,864, 2.25%, 3/31/20)	55,210	55,000
1.91%, dated 5/22/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $40,902,686, 0.88% - 1.50%, 4/15/19 - 11/30/19)	40,132	40,000
Natixis SA at:
1.73%, dated 5/10/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $1,378,455,820, 0.00% - 8.50%, 1/31/19 - 11/15/27)	1,352,076	1,350,000
1.95%, dated 5/23/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $681,692,176, 0.00% - 8.75%, 11/8/18 - 2/15/46)	671,329	668,000
Nomura Securities International, Inc. at 1.73%, dated 5/30/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $2,524,918,232, 0.00% - 8.75%, 7/5/18 - 2/15/48)	2,470,831	2,470,000
Norinchukin Bank at:
1.83%, dated:
3/20/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $84,973,203, 1.50%, 8/15/26)	83,333	83,000
3/21/18 due 6/8/18 (Collateralized by U.S. Treasury Obligations valued at $51,187,858, 1.50%, 8/15/26)	50,201	50,000
4/5/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $86,949,113, 1.50%, 8/15/26)	85,380	85,000
1.84%, dated 4/10/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $173,854,752, 3.63% - 8.00%, 2/15/20 - 11/15/21)	170,756	170,000
1.85%, dated 4/18/18 due 7/12/18 (Collateralized by U.S. Treasury Obligations valued at $86,894,730, 1.50%, 8/15/26)	85,371	85,000
1.87%, dated 4/19/18 due 7/11/18 (Collateralized by U.S. Treasury Obligations valued at $86,790,497, 1.50%, 8/15/26)	85,266	84,900
1.9%, dated:
4/23/18 due 7/23/18 (Collateralized by U.S. Treasury Obligations valued at $172,730,637, 3.63%, 2/15/20)	169,812	169,000
4/24/18 due 7/24/18 (Collateralized by U.S. Treasury Obligations valued at $172,720,326, 3.63%, 2/15/20)	169,812	169,000
1.91%, dated 4/25/18 due 7/25/18 (Collateralized by U.S. Treasury Obligations valued at $259,575,507, 2.00% - 8.00%, 11/15/21 - 4/30/24)	255,226	254,000
1.94%, dated 5/16/18 due 7/17/18 (Collateralized by U.S. Treasury Obligations valued at $171,503,622, 3.63%, 2/15/20)	168,561	168,000
1.95%, dated 5/23/18 due 7/19/18 (Collateralized by U.S. Treasury Obligations valued at $135,719,188, 2.00%, 11/15/26)	133,411	133,000
RBC Dominion Securities at:
1.72%, dated 5/1/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $257,421,382, 1.25% - 4.63%, 11/30/18 - 2/15/48)	252,373	252,000
1.76%, dated 5/17/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $171,716,331, 1.13% - 4.63%, 1/31/19 - 2/15/48)	168,263	168,000
1.81%, dated 5/24/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $170,408,591, 1.38% - 3.00%, 9/30/19 - 2/15/48)	167,277	167,000
1.82%, dated 5/4/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $105,002,503, 2.75% - 2.88%, 8/15/45 - 11/15/47)	102,119	101,800
1.83%, dated 5/3/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $190,030,931, 1.13% - 4.63%, 1/31/19 - 11/15/47)	186,567	186,000
1.85%, dated:
5/10/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $172,575,772, 1.13% - 4.63%, 1/31/19 - 2/15/48)	169,521	169,000
5/30/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $119,352,355, 0.00% - 3.63%, 6/15/18 - 2/15/28)	117,198	117,000
1.88%, dated 5/2/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $257,712,657, 0.00% - 4.63%, 6/21/18 - 8/15/45)	253,010	251,800
RBS Securities, Inc. at 1.73%, dated 5/30/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $125,660,435, 0.00% - 5.00%, 8/31/18 - 2/15/40)	123,041	123,000
SMBC Nikko Securities America, Inc. at 1.79%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $285,599,092, 0.00%, 6/28/18)	280,014	280,000
Societe Generale at:
1.74%, dated 4/11/18 due 6/11/18 (Collateralized by U.S. Treasury Obligations valued at $343,864,280, 0.00% - 5.25%, 11/8/18 - 5/15/47)	335,988	335,000
1.75%, dated:
5/9/18 due 6/11/18 (Collateralized by U.S. Treasury Obligations valued at $171,252,543, 0.00% - 4.75%, 6/30/18 - 5/15/47)	167,268	167,000
5/11/18 due 6/12/18 (Collateralized by U.S. Treasury Obligations valued at $509,334,854, 0.00% - 8.00%, 8/15/18 - 5/15/47)	497,773	497,000
5/14/18 due 6/14/18 (Collateralized by U.S. Treasury Obligations valued at $169,643,816, 0.00% - 8.13%, 6/14/18 - 5/15/47)	166,250	166,000
1.78%, dated 5/31/18 due 6/7/18
(Collateralized by U.S. Treasury Obligations valued at $396,258,129, 0.00% - 9.00%, 7/12/18 - 5/15/48)	388,134	388,000
(Collateralized by U.S. Treasury Obligations valued at $107,202,277, 2.50% - 8.13%, 5/15/21 - 5/15/46)	105,036	105,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $41,870,275)		41,870,275
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $131,436,115)		131,436,115
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(1,049,743)
NET ASSETS - 100%		$130,386,372

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$7,101,646,000 due 6/01/18 at 1.79%
BNP Paribas, S.A.	$1,073,711
BNY Mellon Capital Markets LLC	169,039
Bank of America NA	664,746
Citibank NA	422,598
Credit Agricole CIB New York Branch	1,086,922
HSBC Securities (USA), Inc.	211,299
ING Financial Markets LLC	169,039
J.P. Morgan Securities, Inc.	1,030,293
Merrill Lynch, Pierce, Fenner & Smith, Inc.	105,649
Mizuho Securities USA, Inc.	866,325
Wells Fargo Securities LLC	1,302,025
$7,101,646

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $62,011,377) — See accompanying schedule: Unaffiliated issuers (cost $131,436,115)		$131,436,115
Cash		9,584
Receivable for fund shares sold		1,972,913
Interest receivable		83,680
Prepaid expenses		36
Other receivables		2,436
Total assets		133,504,764
Liabilities
Payable for investments purchased	$827,320
Payable for fund shares redeemed	2,227,692
Distributions payable	19,788
Accrued management fee	19,233
Other affiliated payables	21,575
Other payables and accrued expenses	2,784
Total liabilities		3,118,392
Net Assets		$130,386,372
Net Assets consist of:
Paid in capital		$130,386,474
Distributions in excess of net investment income		(11)
Accumulated undistributed net realized gain (loss) on investments		(91)
Net Assets, for 130,347,446 shares outstanding		$130,386,372
Net Asset Value, offering price and redemption price per share ($130,386,372 ÷ 130,347,446 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Interest		$1,010,696
Expenses
Management fee	$117,137
Transfer agent fees	129,574
Accounting fees and expenses	1,745
Custodian fees and expenses	489
Independent trustees' fees and expenses	293
Registration fees	1,507
Audit	32
Legal	205
Interest	465
Miscellaneous	343
Total expenses before reductions	251,790
Expense reductions	(406)
Total expenses after reductions		251,384
Net investment income (loss)		759,312
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		108
Total net realized gain (loss)		108
Net increase in net assets resulting from operations		$759,420

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$759,312	$668,541
Net realized gain (loss)	108	(198)
Net increase in net assets resulting from operations	759,420	668,343
Distributions to shareholders from net investment income	(759,297)	(668,556)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	271,155,327	421,036,590
Reinvestment of distributions	662,020	593,477
Cost of shares redeemed	(275,286,258)	(425,891,266)
Net increase (decrease) in net assets and shares resulting from share transactions	(3,468,911)	(4,261,199)
Total increase (decrease) in net assets	(3,468,788)	(4,261,412)
Net Assets
Beginning of period	133,855,160	138,116,572
End of period	$130,386,372	$133,855,160
Other Information
Distributions in excess of net investment income end of period	$(11)	$(26)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Cash Reserves

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.005	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.006	.005	.001	–A	–A	–A
Distributions from net investment income	(.006)	(.005)	(.001)	–A	–A	–A
Total distributions	(.006)	(.005)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.57%	.50%	.08%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.38%E	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.38%E	.37%	.35%	.26%	.24%	.28%
Expenses net of all reductions	.38%E	.37%	.35%	.26%	.24%	.28%
Net investment income (loss)	1.14%E	.50%	.08%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$130,386	$133,855	$138,117	$115,090	$113,943	$119,282

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$131,436,115

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(96)
Total capital loss carryforward	$(96)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management and Research Company (FMR), an affiliate of SelectCo, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $200,873 and the weighted average interest rate was 1.07% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $46,640 or an annualized rate of .07% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .18% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of less than .005%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $405.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Actual	.38%	$1,000.00	$1,005.70	$1.90
Hypothetical-C		$1,000.00	$1,023.04	$1.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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www.fidelity.com

CAS-SANN-0718
1.704549.120

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 24, 2018